Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Loss before income tax expense	$ (1,621,385)	¥ (11,287,764)	¥ (9,616,935)	¥ (5,013,268)
Income tax expense computed at PRC statutory income tax rate of 25%		(2,821,941)	(2,404,234)	(1,253,318)
Non-deductible expenses		58,374	96,684	91,093
Foreign tax rates differential		107,617	167,180	(74,531)
Additional 75% (2017: 50%) tax deduction for qualified research and development expenses		(22,630)	(216,993)	(93,513)
Tax exempted interest income		(3,093)	(10,377)	(845)
Effect of U.S. tax law change				165,898
US tax credits		(72,448)	(42,781)	(52,185)
Prior year adjustments		(16,259)	(1,422)	(10,293)
Tax benefit contributed by Non-controlling interest		2,285
Tax benefit not utilized		2,775,983	2,433,987	1,235,600
Current income tax expense	$ 1,133	¥ 7,888	¥ 22,044	¥ 7,906